Statutory Reserve	6 Months Ended
Dec. 31, 2023
Statutory Reserve [Abstract]
STATUTORY RESERVE

14. STATUTORY RESERVE

WFOE, Pop Investment, Shuzhi Sports, Pop Culture, Pupu Sibo, Pop Network, Guangzhou Shuzhi, Shenzhen Pop, Shenzhen Jam Box, Hualiu Digital, Zhongpu Shuyuan, Xiamen Shuzhi, and Pupu Digital are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before the distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

For the six months ended December 31, 2023, the Company provided statutory reserve as follows:

Balance - June 30, 2022	1,499,369
Appropriation to statutory reserve	37,859
Balance - June 30, 2023	$1,537,228
Appropriation to statutory reserve	-
Balance — December 31, 2023	$1,537,228